Income Tax (Reconciliation of Income Tax Provision between US Statutory Rate and As Reported for Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expense benefit continuing operations income tax reconciliation
Tax provision at U.S. statutory rate	$ 1,450	$ 1,997	$ 2,409
Dividend received deduction	(69)	(71)	(72)
Tax-exempt income	(86)	(70)	(91)
Prior year tax (1)	(13)	559	47
Low income housing tax credits	(270)	(221)	(205)
Other tax credits	(98)	(67)	(66)
Foreign tax rate differential	(315)	(465)	(118)
Change in valuation allowance	(9)	5	(3)
Goodwill impairment	12	0	0
Other, net	64	33	35
Provision for income tax expense (benefit)	$ 666	$ 1,700	$ 1,936